Note 3 - Property and Equipment, Net (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Depreciation, Total	$ 2,000	$ 2,300	$ 8,000	$ 10,000